Employee Benefits, Future Benefits Expected to be Paid Under the Pension and Other Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Subsidy Receipts:
2013	$ 13
2014	14
2015	11
2016	11
2017	11
2018-2022	53
Pension Benefits Qualified [Member]
Future Benefit Payments:
2013	838
2014	813
2015	789
2016	785
2017	782
2018-2022	3,454
Pension Benefits Nonqualified [Member]
Future Benefit Payments:
2013	74
2014	69
2015	64
2016	64
2017	59
2018-2022	274
Other benefits [Member]
Future Benefit Payments:
2013	98
2014	100
2015	103
2016	105
2017	106
2018-2022	$ 511